Summary of equity attributable to Novartis AG shareholders (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019		Jun. 30, 2020	Jun. 30, 2019
Disclosure of classes of share capital [line items]
Equity at beginning of period	$ 50,977	$ 47,307		$ 55,551
Exercise of options and employee transactions, equity impact				823	$ 200
Equity-based compensation, equity impact	203	175		365	447
Shares delivered to divested business employees, equity impact	8	32		29	32
Taxes on treasury shares		(185)	[1]	30	(185)
Increase of treasury share repurchase obligation under a share buyback trading plan		(2,573)			(2,289)
Dividends				(6,987)	(6,645)
Dividend in kind		2,927			(23,434)
Net income	1,867	6,800		4,040	8,567
Other comprehensive income	835	90		175	(667)
Transaction costs recorded in equity		(301)	[2]		(253)
Impact of change in ownership of consolidated entities		(5)			(5)
Other movements	4	7		9	13
Equity at end of period	53,885	51,504		$ 53,885	51,504
Previously stated [member]
Disclosure of classes of share capital [line items]
Equity at beginning of period					78,692
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of classes of share capital [line items]
Equity at beginning of period					3
Restated Value Adjustments [member]
Disclosure of classes of share capital [line items]
Equity at beginning of period					$ 78,695
Equity attributable to owners of parent [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding at beginning of period				2,265.0	2,311.2
Equity at beginning of period	50,903	47,229		$ 55,474
Shares acquired to be cancelled					(32.8)
Shares acquired for cancellation, equity impact					$ (2,819)
Other share purchases				(1.6)	(1.6)
Other share purchases, equity impact				$ (150)	$ (153)
Exercise of options and employee transactions shares				14.7	5.5
Exercise of options and employee transactions, equity impact				$ 823	$ 200
Equity based compensation shares				10.6	9.5
Equity-based compensation, equity impact	203	175		$ 365	$ 447
Shares delivered to divested business employees				0.3
Shares delivered to divested business employees, equity impact	8	32		$ 29	32
Taxes on treasury shares		(185)	[1]	30	(185)
Increase of treasury share repurchase obligation under a share buyback trading plan		(2,573)			(2,289)
Dividends				(6,987)	(6,645)
Dividend in kind		2,927			(23,434)
Net income	1,867	6,799		4,043	8,565
Other comprehensive income	836	89		176	(667)
Transaction costs recorded in equity		(301)	[2]		(253)
Impact of change in ownership of consolidated entities		(3)			(3)
Other movements	$ 4	$ 7		$ 9	$ 13
Number of shares outstanding at end of period	2,289.0	2,291.8		2,289.0	2,291.8
Equity at end of period	$ 53,812	$ 51,426		$ 53,812	$ 51,426
Equity attributable to owners of parent [member] | Previously stated [member]
Disclosure of classes of share capital [line items]
Equity at beginning of period					78,614
Equity attributable to owners of parent [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of classes of share capital [line items]
Equity at beginning of period					3
Equity attributable to owners of parent [member] | Restated Value Adjustments [member]
Disclosure of classes of share capital [line items]
Equity at beginning of period					$ 78,617

[1]	Included in Q2 2019 is a USD 69 million impact related to the revaluation of deferred tax liability on treasury shares that are recognized through retained earnings. This revaluation resulted from the Swiss Federal tax reform enacted in May 2019, effective January 1, 2020.
[2]	Transaction costs directly attributable to the distribution (spin-off) of the Alcon business to Novartis AG shareholders.